Form N-1A Cover	Nov. 24, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Document Effective Date	Nov. 28, 2025
Entity Central Index Key	0001314414
Document Creation Date	Nov. 24, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Nov. 28, 2025